Cover	Oct. 14, 2021	Oct. 12, 2021
Entity Listings [Line Items]
Document Type	8-K/A
Document Period End Date		Oct. 12, 2021
Entity Registrant Name	Proterra Inc
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39546
Entity Tax Identification Number	98-1551379
Entity Address, Address Line One	1815 Rollins Road
Entity Address, City or Town	Burlingame
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94010
City Area Code	864
Local Phone Number	438-0000
Entity Information, Former Legal or Registered Name
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001820630
Amendment Flag	false
Common Stock, $0.0001 par value per share
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	PTRA
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for Common Stock at an exercise price of $11.50 per share
Entity Listings [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for Common Stock at an exercise price of $11.50 per share
Trading Symbol	PTRAW
Security Exchange Name	NASDAQ